Putnam Prime Money Market Fund

Putnam Municipal Money Market Fund

each a Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

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1/30/08, as revised on 4/30/08

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This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For Putnam Prime Money Market Fund, certain disclosure has been incorporated by reference from the fund’s annual report. Putnam Municipal Money Market Fund is a new fund. For a free copy of Putnam Prime Money Market’s annual report or a prospectus for both funds dated 1/30/08, as revised from time to time, call Putnam Investor Services at 1-800-752-2693, visit Putnam's website at www.putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, Ma. 02266-8383.

Part I of this SAI contains specific information about the funds. Part II includes information about the funds and the other Putnam funds.

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Table of Contents

PART I

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FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-15
STATEMENTS

PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-1
TAXES	II-32
MANAGEMENT	II-41
DETERMINATION OF NET ASSET VALUE	II-59
HOW TO BUY SHARES	II-61
DISTRIBUTION PLANS	II-70
INVESTOR SERVICES	II-78
SIGNATURE GUARANTEES	II-81
REDEMPTIONS	II-82
SHAREHOLDER LIABILITY	II-82
DISCLOSURE OF PORTFOLIO INFORMATION	II-82
PROXY VOTING GUIDELINES AND PROCEDURES	II-84
SECURITIES RATINGS	II-84
APPENDIX A	II-89

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SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Prime Money Market Fund and Putnam Municipal Money Market Fund are each a series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to May 9, 2003, Putnam Prime Money Market Fund was known as Putnam Institutional Money Market Fund.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of the fund.

Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Putnam funds have voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)(a) With respect to Prime Money Market Fund only, purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry, except that the fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investment desirable, or (iii) in any combination of these.

(8)(b) With respect to Municipal Money Market Fund only, purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The funds will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of each fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

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All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

Rating of Shares

The funds’ shares are currently rated by one or more nationally recognized statistical rating organizations. Although reflective of each fund’s strategy as a high-quality, short-term investment, these ratings do not eliminate or necessarily mitigate the risks of investing in each fund’s shares, and a rating agency may change or withdraw its rating at any time. As a condition to the maintenance of such rating(s), the funds are currently subject to certain guidelines on the composition, concentration, duration, and quality of their respective investment portfolios. These guidelines, which may change from time to time and may be more restrictive than the funds’ other investment policies or the requirements of Rule 2a-7 under the Investment Company Act of 1940, may limit each fund’s investment flexibility and affect their yields or total returns.

CHARGES AND EXPENSES

Management fees

Each fund pays a monthly fee to Putnam Management based on the average net assets of the respective fund, as determined at the close of each business day during the month, at the following rates expressed as a percentage of each fund’s average net assets.

Prior to August 3, 2007 Putnam Prime Money Market had separate management and administrative services contracts with Putnam Management. The current management contract for the fund addresses the provision of both management and administrative services and includes a single fee for both of these services. There is no change in the aggregate rate that the fund will pay to Putnam Management for management and administrative services.

Fund	Contract Date	Rates
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Putnam Prime Money	August 3, 2007	.25%
Market Fund

Putnam Municipal Money	August 3, 2007	.25%
Market Fund

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For the past three fiscal years, pursuant to the management contract and administrative services contract in effect prior to August 3, 2007, under which the fund paid an annual rate of 0.20% of average net assets and 0.05% of average net assets, respectively, of the fund’s average net assets, Putnam Prime Money Market Fund incurred the following fees:

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			Amount management
		Amount of	fee would have been
Fiscal	Management	management	without expense	Administrative
year	fee paid	fee waived	limitation	services fee paid
2007	$4,802,255	$9,183,734	$13,985,989	$2,241,141
2006	$ 2,183,172	$ 4,015,109	$ 6,198,281	$1,549,992
2005	$3,322,929	$3,067,605	$6,390,534	$1,597,635

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Expense limitation. In order to limit expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses), with respect to each fund, through September 30, 2008 to the extent that expenses of each fund, exclusive of brokerage, interest, taxes, extraordinary expenses, and payments under the fund’s distribution plans, would exceed an annual rate that may be as low as 0.12% of each fund's average net assets and, in any event, will not exceed 0.20% of each fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of each fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated for Prime Money Market Fund:

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Fiscal year	Brokerage commissions

2007	$0

2006	$0

2005	$0

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At the end of fiscal year 2007, Prime Money Market Fund held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):

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Broker-dealer or affiliates	Value of securities held

Bank of America Corp.	$56,942,954

BNP Paribas	$149,000,000

Credit Agricole S.A.	$60,000,000

The Goldman Sachs Group, Inc.	$83,200,000

JP Morgan Chase & Co.	$20,000,000

Lehman Brothers Holdings , Inc.	$27,000,000

Merrill Lynch and Co., Inc.	$79,000,000

Royal Bank of Canada	$39,996,185

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Administrative expense reimbursement

Putnam Prime Money Market Fund reimbursed Putnam Management for administrative services during fiscal 2007, including compensation of certain Trust officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

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Total	Portion of total reimbursement for
reimbursement	compensation and contributions
$88,905	$74,592

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Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of each fund’s business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

The table below shows the value of each Trustee's holdings in Putnam Prime Money Market Fund and in all of the Putnam funds as of December 31, 2007.

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	Dollar range of Putnam	Aggregate dollar range of shares
Name of Trustee	Prime Money Market	held in all of the Putnam funds
	Fund shares owned	overseen by Trustee

Jameson A. Baxter	$0	over $100,000

Charles B. Curtis	$0	over $100,000

Robert J. Darretta	$0	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000

Paul L. Joskow	$0	over $100,000

Elizabeth T. Kennan	$0	over $100,000

Kenneth R. Leibler	$0	over $100,000

Robert E. Patterson	$0	over $100,000

George Putnam, III	$0	over $100,000

W. Thomas Stephens	$0	over $100,000

Richard B. Worley	$10,001-$50,000	over $100,000

*Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000

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*Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Haldeman is the President of your fund and each of the other Putnam funds, and is President and Chief Executive Officer of Putnam Investments. None of the balance of the Trustees is an "interested person."

Each independent Trustee of the funds receives an annual retainer fee and additional fees for each Trustee’s meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during Prime Money Market Fund’s fiscal year, are shown in the table below:

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Audit and Compliance Committee	11

Board Policy and Nominating Committee	13

Brokerage Committee	6

* Communications, Service and Marketing Committee	8

Contract Committee	19

Distributions Committee	11

Executive Committee	2

Investment Oversight Committees	35

**Investment Oversight Coordinating Committee	9

Pricing Committee	9

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*Effective July 2007, certain responsibilities of the Marketing Committee and the Shareholder Communications and Relations Committee were assigned to a new committee, the Communications, Service and Marketing Committee. The number of meetings indicated for the Communications, Service and Marketing Committee includes the number of meetings held by the Marketing Committee and the Shareholder Communications and Relations Committee during the fund’s last fiscal year.

**Effective July 2007, certain responsibilities of the Investment Process Committee were assigned to a new committee, the Investment Oversight Coordinating Committee. The number of meetings indicated for the Investment Oversight Coordinating Committee includes the number of meetings held by the Investment Process Committee during the fund’s fiscal year.

The following tables show the year each Trustee was first elected a Trustee of the Putnam funds. They also show, in the case of Prime Money Market Fund, fees paid to each Trustee for fiscal 2007 and, in the case of Municipal Money Market Fund, estimated fees to be paid to each Trustee for the fund’s first fiscal year. Also shown in each table are the fees paid to each Trustee by all of the Putnam funds during calendar year 2007.

COMPENSATION TABLE

Prime Money Market Fund

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		Pension or
		retirement	Estimated
		benefits	annual	Total
	Aggregate	accrued as	benefits from	compensation
	compensation	part of	all Putnam	from all
	from the	fund	funds upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Jameson A. Baxter/1994(3)	$9,422	$3,618	$110,500	$305,000
Charles B. Curtis/2001	$9,302	$2,969	$113,900	$291,250
Robert J. Darretta(5)	$3,533	N/A	N/A	$135,000
Myra R. Drucker/2004(3)	$9,777	N/A	N/A	$307,500
Charles E. Haldeman, Jr./
2004	$0	$0	N/A	$0
John A. Hill/1985(3)(4)	$11,979	$5,861	$161,700	$408,126
Paul L. Joskow/1997(3)	$9,436	$2,515	$113,400	$295,000
Elizabeth T. Kennan/			$108,000	$300,000
1992 (3)	$9,559	$4,849
Kenneth R. Leibler/2006	$9,188	N/A	N/A	$300,000
Robert E. Patterson/1984	$9,559	$3,277	$106,500	$300,000
George Putnam, III/1984(4)	$9,843	$2,936	$130,300	$307,500
W. Thomas Stephens/
1997	$9,267	$3,130	$107,100	$290,000
Richard B. Worley/2004	$9,314	N/A	N/A	$290,000

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(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2007, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $4,273; Ms. Drucker - $771; Mr. Hill - $21,382; Dr. Joskow - $5,078; and Dr. Kennan - $769.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President of the Funds (through May 31, 2007), respectively.

(5) Mr. Darretta was elected to the Board of Trustees of the Putnam funds on July 12, 2007.

COMPENSATION TABLE

Municipal Money Market Fund

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		Pension or	Estimated
		retirement	annual	Total
		benefits	benefits from	compensation
	Estimated	accrued as	all Putnam	from all
	compensation	part of fund	funds upon	Putnam
Trustees/Year	from the fund	expenses	retirement(1)	funds(2)

Jameson A. Baxter/1994	$1,832	$215	$110,500	$305,000
Charles B. Curtis/2001	$1,611	$153	$113,900	$291,250
Robert J. Darretta(4)	$1,729	N/A	N/A	$135,000
Myra R. Drucker/2004	$1,721	N/A	N/A	$307,500
Charles E. Haldeman, Jr./
2004	$0	$0	N/A	$0
John A. Hill/1985(3)	$1,997	$358	$161,700	$408,126
Paul L. Joskow/1997	$1,611	$143	$113,400	$295,000
Elizabeth T. Kennan/			$108,000	$300,000
1992	$1,721	$291
Kenneth R. Leibler/2006	$1,721	N/A	N/A	$300,000
Robert E. Patterson/1984	$1,721	$200	$106,500	$300,000
George Putnam, III/1984(3)	$1,859	$179	$130,300	$307,500
W. Thomas Stephens/
1997	$1,721	$179	$107,100	$290,000
Richard B. Worley/2004	$1,500	N/A	N/A	$290,000

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(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President of the Funds (through May 31, 2007), respectively.

(4) Mr. Darretta was elected to the Board of Trustees of the Putnam funds on July12, 2007.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

At December 31, 2007 the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of Prime Money Market Fund. As of December 31, 2007, Putnam Investments LLC owned of record and beneficially 100% of the class A and S shares of the fund. As of the date Municipal Money Market Fund commences operations, Putnam Investments is expected to own of record and beneficially 100% of the shares of the fund and therefore may be deemed to “control” the fund. Putnam Investments, a Delaware limited liability company, is owned through a series of wholly owned subsidiaries by Great-West Lifeco Inc., which is a member of the Power Financial Corporation group of companies. Power Financial Corporation is a subsidiary of Power Corporation of Canada, which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

In addition, as of December 31, 2007, various investment companies advised by Putnam Management owned of record and beneficially 81% of the class P shares of the fund.

Except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of the class I, class P and class R shares of the fund:

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Class	Shareholder name	Percentage
	and address	Owned

	HARE & CO
I	C/O THE BANK OF NEW YORK	15.68%
	111 SANDERS CREEK PKWY
	EAST SYRACUSE, NY 13057-1382

	GOLDMAN SACHS GLOBAL CASH SVCS
I	ATTN: FINANCIAL CONTROL	15.49%
	71 S WACKER DR STE 500
	CHICAGO, IL 60606-4673

I	GOVERNMENT OF THE DISTRICT OF COLUMBIA	8.93%
	1275 K ST. NW STE 600
	WASHINGTON, DC 20005-4064

	MELLON BANK
I	SEI PRIVATE TRUST COMPANY
	C/O MELLON BANK	18.58%
	ATTN MUTUAL FUNDS
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

I	THE BEAR STEARNS COMPANIES INC
	1 METROTECH CTR N	6.14%
	BROOKLYN, NY 11201-3870

P	PUTNAM MONEY MARKET FUND *	5.33%

P	PUTNAM ASSET ALLOCATION GROWTH *	11.70%

P	PUTNAM ASSET ALLOCATION BALANCED *	5.63%

P	8SW PYXIS ABS C/0 2006-1 LTD	5.91%

P	8YM PYXIS ABS C/0 2007-1 LTD	18.17%

R	PERSHING LLC
	1 PERSHING PLAZA	100%
	JERSEY CITY, NJ 07399-0001

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* The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Distribution fees

During fiscal 2007, the Prime Money Market Fund paid the following 12b-1 fees to Putnam Retail Management:

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Class I	Class S	Class A	Class R	Class P
N/A	$1	$5,739	$165,667	N/A
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Sales charges

The funds’ shares do not bear sales charges.

Investor servicing and custody fees and expenses

During the 2007 fiscal year, Prime Money Market Fund incurred $547,798 and $121,089, respectively, in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is each fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and audited financial statements included in Prime Money Market Fund's Annual Report for the fiscal year ended September 30, 2007 are incorporated by reference into this SAI. The Putnam Prime Money Market Fund’s Annual Report for the fiscal year ended September 30, 2007 was filed electronically on November 29, 2007 (File No. 811-07513). The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.